Segment Information - Revenue from Operations Abroad (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of segment information [line items]
Revenue	R$ 89,297,975	R$ 90,697,983	R$ 79,230,014
Brazil [member]
Summary of segment information [line items]
Revenue	87,927,198	89,183,342	77,986,363
Mexico [member]
Summary of segment information [line items]
Revenue	220,021	207,615	190,205
Uruguay [member]
Summary of segment information [line items]
Revenue	41,648	48,096	33,873
Venezuela [member]
Summary of segment information [line items]
Revenue	2,293	68,877	54,788
Other Latin American Countries [member]
Summary of segment information [line items]
Revenue	418,368	425,973	427,875
United States [member]
Summary of segment information [line items]
Revenue	437,669	465,840	292,709
Far East [member]
Summary of segment information [line items]
Revenue	74,093	96,394	72,469
Europe [member]
Summary of segment information [line items]
Revenue	118,917	138,347	119,097
Others [member]
Summary of segment information [line items]
Revenue	R$ 57,768	R$ 63,499	R$ 52,635